Financial instruments (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (8)
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	In the first half of 2026, there was one transfer of equity securities from Level 3 to Level 1 for USD 8 million due to Initial Public Offering of the invested company.
Carrying reported amount fair value disclosure [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 40,542	$ 27,929
Fair value disclosure item amounts [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 39,200	$ 26,600